Leases (Details) - Schedule of Receivable Under Non-Cancellable Operating Leases - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Receivable Under Non-Cancellable Operating Leases [Line Items]
Total	£ 873	£ 2,072
Within one year [Member]
Leases (Details) - Schedule of Receivable Under Non-Cancellable Operating Leases [Line Items]
Total	776	1,602
Greater than one year but not more than five years [Member]
Leases (Details) - Schedule of Receivable Under Non-Cancellable Operating Leases [Line Items]
Total	£ 97	£ 469